Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,249.0	74,937.9	74,937.9
Amortization of intangible assets	$ 25.6	1,538.5	2,304.5	2,328.9